Operating Segments (Sales by Geographical Location of the Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [Line Items]
Sales	$ 5,271	$ 5,556	$ 5,418
Israel [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	2,815	2,841	2,548
Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	1,885	1,970	1,918
Europe [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	2,079	2,198	2,119
Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	1,423	1,488	1,342
Asia [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	615	617	583
North America [Member]
Disclosure of geographical areas [Line Items]
Sales	910	978	1,175
North America [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	816	831	1,045
Others [Member]
Disclosure of geographical areas [Line Items]
Sales	385	408	317
Others [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	47	48	48
Subtotal [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	6,813	6,698	6,510
Intercompany sales [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	(1,542)	(1,142)	(1,092)
South America [Member]
Disclosure of geographical areas [Line Items]
Sales	668	712	666
South America [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	$ 441	$ 163	$ 167